SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Cash, cash equivalents, time deposits and restricted cash

	December 31,
	2019	2020
	RMB	RMB
RMB denominated bank deposits with financial institutions in the PRC	470,673	278,789
US dollar denominated bank deposits with financial institutions in the PRC	136,640	81,283
US dollar denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	9,939	793
HK dollar denominated bank deposits with financial institutions in HK SAR	74	50
RMB denominated bank deposits with a financial institution in HK SAR	132	2,022
US dollar denominated bank deposits with a financial institution in the U.S.	135	117
TWD denominated bank deposits with a financial institution in Taiwan	24	579
CAD denominated bank deposits with a financial institution in Canada	3,571	1,172
Total	621,188	364,805

Schedule of Property, Plant and Equipment, Useful Life

Office buildings	45 years
Furniture	5 years
Office equipment	3 to 4 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets

Schedule of Change In Refund Liability

	For the years ended December 31,
	2021	2022	Total
	RMB	RMB	RMB
Revenue expected to be recognized on these contracts	112,786	18,549	131,335